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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

   INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2000.


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Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:       Richard L. Grubman
Address:    c/o Highfields Capital Management LP
            200 Clarendon Street,
            51st Floor, Boston, MA  02117
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13F File Number        28-7616
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager

Name:   Kenneth H. Colburn
Title:  Chief Operating Officer
Phone:  617-850-7500

Signature, Place and Date of Signing

/s/ Kenneth H. Colburn   Boston, Massachusetts   May 15, 2000

Report Type (Check only one.)

[_]  13F Holdings Report

[X]  13F Notice

[_]  13F Combination Report

List of other managers reporting for this manager:  Highfields Capital
Management LP    (13F File No. 28-3499)

I am signing this report as required by the Securities Exchange Act of 1934.
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                                                                 SEC 1685 (5/91)


Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:     87
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Form 13F Information Table Value Total:  $2,759,739 (x 1000)
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List of Other Included Managers:
          None


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FORM 13F

Page 2 of 2          Name of Reporting Manager      Richard L. Grubman
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